Provisions - Summary of Reconciliation of Changes in Provisions (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statements [Line Items]
Beginning balance	$ 50.0	$ 8.0	$ 50.0
Provided in the year		50.0	46.0
Reversed in the year			4.0
Amounts transferred to accruals during the year		(21.0)	(81.0)
Amounts transferred from receivables during the year		(1.0)
Effects of movements in exchange rates		1.0	(3.0)
Ending balance		37.0	8.0
Provisions - Current		35.0	7.0	[1]	$ 50.0	[1]
Provisions - Non-current		2.0	1.0	[1]	0.0	[1]
Total provisions		37.0	8.0		50.0
Gaming tax and legal provisions
Statements [Line Items]
Beginning balance	50.0	6.0	50.0
Provided in the year		29.0	12.0
Reversed in the year			4.0
Amounts transferred to accruals during the year	(50.4)	0.0	(50.0)
Amounts transferred from receivables during the year		(1.0)
Effects of movements in exchange rates		1.0	(2.0)
Ending balance		35.0	6.0
Provisions - Current		35.0	6.0
Provisions - Non-current		0.0	0.0
Total provisions		35.0	6.0		50.0
Market Closure and other
Statements [Line Items]
Beginning balance	$ 0.0	2.0	0.0
Provided in the year		21.0	34.0
Reversed in the year			0.0
Amounts transferred to accruals during the year		(21.0)	(31.0)
Amounts transferred from receivables during the year		0.0
Effects of movements in exchange rates		0.0	(1.0)
Ending balance		2.0	2.0
Provisions - Current		0.0	1.0
Provisions - Non-current		2.0	1.0
Total provisions		$ 2.0	$ 2.0		$ 0.0

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.